SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 24,362	$ 190,027	$ 938,949
Indemnity receivables	68,409	533,589
Receivables from directors of the subsidiaries	61,601	480,491
Deposits	342,444	2,671,054	2,306,365
Prepaid expenses and other current assets	$ 496,816	$ 3,875,161	$ 3,245,314